UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04893

THE TAIWAN FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY
ONE LINCOLN STREET, P.O. BOX 5049
BOSTON, MA 02111-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
State Street Bank and Trust Company Attention: Brian F. Link Secretary 100 Summer Street SUM0703 Boston, MA 02111	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (877) 864-5056

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC. Schedule of Investments/May 31, 2017 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE (NOTE 2)

COMMON STOCKS – 97.8%
CONSUMER DISCRETIONARY — 13.1%
Electric & Machinery Industry — 3.4%
Global PMX Co., Ltd.	413,000	1,963,463
Hota Industrial Manufacturing Co., Ltd.	700,470	3,481,507
Macauto Industrial Co., Ltd.	75,000	468,766
		5,913,736
Other Industry — 5.8%
Giant Manufacturing Co., Ltd.	349,000	2,047,891
KMC Kuei Meng International, Inc.	181,298	864,931
Merida Industry Co., Ltd.	343,000	1,853,037
Nien Made Enterprise Co., Ltd.	205,000	2,129,808
Taiwan Paiho Ltd.	1,011,000	3,377,955
		10,273,622
Textiles Industry — 1.9%
Eclat Textile Co., Ltd.	337,356	3,437,601
		3,437,601
Tourism Industry — 0.9%
Gourmet Master Co., Ltd.	137,000	1,503,042
Trading & Consumers' Goods Industry — 1.1%
Poya International Co., Ltd.	144,352	1,979,627
TOTAL CONSUMER DISCRETIONARY		23,107,628
CONSUMER STAPLES — 3.5%
Food Industry — 1.4%
Uni-President Enterprises Corp.	1,258,995	2,515,562
Trading & Consumers' Goods Industry — 2.1%
President Chain Store Corp.	420,000	3,756,109
TOTAL CONSUMER STAPLES		6,271,671
ENERGY — 1.1%
Oil Gas & Electricity Industry General Industry — 1.1%
Formosa Petrochemical Corp.	555,000	1,992,753
TOTAL ENERGY		1,992,753
FINANCIALS — 12.0%
Financial & Insurance Industry — 10.3%
Cathay Financial Holding Co., Ltd.	4,011,600	6,281,670
China Life Insurance Co., Ltd.	1,061,000	1,040,576
CTBC Financial Holding Co., Ltd.	6,064,000	3,860,687
Fubon Financial Holding Co., Ltd.	2,050,000	3,124,855
Yuanta Financial Holding Co., Ltd.	8,982,000	3,896,908
		18,204,696
Other Industry — 1.7%
Chailease Holding Co., Ltd.	1,147,000	3,096,393
TOTAL FINANCIALS		21,301,089

	SHARES	US $ VALUE (NOTE 2)

INDUSTRIALS — 8.3%
Electric & Machinery Industry — 3.3%
Airtac International Group	339,000	3,741,747
Hiwin Technologies Corp.	311,000	2,088,567
		5,830,314
Electronic Parts & Components Industry — 1.0%
King Slide Works Co., Ltd.	124,000	1,838,625
Other Electronic Industry — 2.5%
Bizlink Holding, Inc.	359,000	2,649,623
Voltronic Power Technology Corp.	104,818	1,711,015
		4,360,638
Shipping & Transportation Industry — 1.5%
Evergreen Marine Corp. (Taiwan) Ltd. *	5,139,000	2,579,836
TOTAL INDUSTRIALS		14,609,413
INFORMATION TECHNOLOGY — 54.7%
Communications & Internet Industry — 1.3%
Advanced Ceramic X Corp.	100,000	1,057,216
Wistron NeWeb Corp.	422,090	1,262,944
		2,320,160
Computer & Peripheral Equipment Industry — 6.2%
Advantech Co., Ltd.	199,000	1,614,282
Ennoconn Corp.	220,490	2,734,226
Inventec Corp.	1,766,000	1,312,215
Mitac Holdings Corp.	2,026,000	2,485,435
Primax Electronics Ltd.	1,151,000	2,238,555
Quanta Computer, Inc.	235,000	537,517
		10,922,230
Electronic Parts & Components Industry — 5.7%
Delta Electronics, Inc.	583,155	3,218,316
Elite Material Co., Ltd.	534,000	2,219,156
Flexium Interconnect, Inc.	134,000	474,451
Sinbon Electronics Co., Ltd.	702,815	1,658,960
Tripod Technology Corp.	830,000	2,469,663
		10,040,546
Optoelectronics Industry — 6.5%
Au Optronics Corp.	1,897,000	741,040
Epistar Corp. *	2,255,000	2,402,765
General Interface Solution Holding Ltd.	154,000	1,172,446
Largan Precision Co., Ltd.	46,000	7,264,204
		11,580,455
Other Electronic Industry — 10.4%
Catcher Technology Co., Ltd.	328,000	3,467,669
Hon Hai Precision Industry Co., Ltd.	4,340,259	14,862,418
		18,330,087

THE TAIWAN FUND, INC. Schedule of Investments/May 31, 2017 (Showing Percentage of Net Assets) (unaudited)(continued)

	SHARES	US $ VALUE (NOTE 2)

INFORMATION TECHNOLOGY —(continued)
Semiconductor Industry — 24.6%
Advanced Semiconductor Engineering, Inc.	1,998,818	2,558,413
ASPEED Technology, Inc.	133,164	3,351,346
Chunghwa Precision Test Tech Co., Ltd.	23,000	1,028,458
King Yuan Electronics Co., Ltd.	542,000	529,765
MediaTek, Inc.	299,000	2,286,313
Nanya Technology Corp.	1,553,000	2,628,003
Novatek Microelectronics Corp.	478,000	1,899,033
Parade Technologies Ltd.	113,000	1,320,506
Powertech Technology, Inc.	1,078,000	3,311,520
Realtek Semiconductor Corp.	557,000	1,861,049
Silergy Corp.	189,000	3,732,371
Taiwan Semiconductor Manufacturing Co., Ltd.	2,551,000	17,216,430
Tong Hsing Electronic Industries Ltd.	127,000	493,999
Vanguard International Semiconductor Corp.	274,000	516,500
Win Semiconductors Corp.	161,000	706,539
		43,440,245
TOTAL INFORMATION TECHNOLOGY		96,633,723
MATERIALS — 5.1%
Cement Industry — 1.3%
Taiwan Cement Corp.	2,006,000	2,294,172
Chemical Industry — 0.2%
China Steel Chemical Corp.	85,000	344,759
Iron & Steel Industry — 0.4%
China Steel Corp.	858,000	705,991
Plastics Industry — 3.2%
Formosa Plastics Corp.	551,000	1,643,163
Nan Ya Plastics Corp.	1,697,000	4,039,536
		5,682,699
TOTAL MATERIALS		9,027,621
TOTAL COMMON STOCKS (Cost — $132,165,172)		172,943,898
TOTAL INVESTMENTS — 97.8% (Cost — $132,165,172)		172,943,898
OTHER ASSETS AND LIABILITIES, NET—2.2%		3,850,948
NET ASSETS—100.0%		176,794,846

Legend:
US $ – United States dollar
*	Non-income producing

Notes to Schedule of Investments (unaudited) May 31, 2017

1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 "Financial Services - Investment Companies."

The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to certain additional risks not typically associated with investing in securities of U.S. companies or the U.S. government, including (1) volatility of the Taiwan securities market, (2) restrictions on repatriation of capital invested in Taiwan, (3) fluctuations in the rate of exchange between the New Taiwan Dollar and the U.S. Dollar, and (4) political and economic risks. In addition, Republic of China accounting, auditing, financial and other reporting standards are not equivalent to U.S. standards and, therefore, certain material disclosures may not be made, and less information may be available to investors investing in Taiwan than in the United States. There is also generally less regulation by governmental agencies and self-regulatory organizations with respect to the securities industry in Taiwan than there is in the United States.

2. Basis of Presentation. The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon the sale of the securities.

Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). These securities are generally categorized as Level 1 securities in the fair value hierarchy. In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. These securities may be categorized as Level 2 or Level 3 securities in the fair value hierarchy, depending on the valuation inputs. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks^	$172,943,898	$—	$—	$172,943,898
Total	$172,943,898	$—	$—	$172,943,898

^	See schedule of investments for industry breakout.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued) May 31, 2017

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. As of May 31, 2017, there were no transfers between Levels 1, 2, or 3 based on the valuation input levels.

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. Dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. Dollars at the exchange rate on the dates of the transactions.

Security Transactions. Security transactions are accounted for as of the trade date.

3. Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At May 31, 2017, the aggregate cost basis of the Fund’s investment securities for financial reporting purposes was $132,165,172. Net unrealized appreciation of the Fund’s investment securities was $40,778,726 of which $40,967,511 was related to appreciated investment securities and $188,785 was related to depreciated investment securities.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:	/s/ Simon J. Crinage
Simon J. Crinage
President of The Taiwan Fund, Inc.

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Simon J. Crinage
Simon J. Crinage
President of The Taiwan Fund, Inc.

Date:	July 26, 2017

By:	/s/ William C. Cox
William C. Cox
Treasurer of The Taiwan Fund, Inc.

Date:	July 26, 2017